SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income (Loss) per Common Share (Details) - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class A Common Stock
Number of warrants to purchase shares issued		24,080,000				24,080,000		24,080,000
Numerator:
Allocation of net income (loss)		$ 104,401	$ 3,388,709	$ (1,176,921)		$ 13,256,855	$ 4,201,084	$ 7,366,307
Denominator:
Basic weighted average shares outstanding (in shares)		938,090	27,600,000	2,356,098	2,356,098	16,466,455	27,600,000	27,600,000
Weighted average shares outstanding, diluted (in shares)	2,356,098	938,090	27,600,000		2,356,098	16,466,455	27,600,000	27,600,000
Basic net income (loss) per common shares (in dollar per share)		$ 0.11	$ 0.12	$ (0.50)	$ (0.50)	$ 0.81	$ 0.15	$ 0.27
Diluted net income (loss) per common shares (in dollar per share)		$ 0.11	$ 0.12		$ (0.50)	$ 0.81	$ 0.15	$ 0.27
Class B Common Stock
Numerator:
Allocation of net income (loss)		$ 767,907	$ 847,177	$ (2,907,579)		$ 5,555,069	$ 1,050,271	$ 1,841,577
Denominator:
Basic weighted average shares outstanding (in shares)		6,900,000	6,900,000	5,820,732	5,820,732	6,900,000	6,900,000	6,900,000
Weighted average shares outstanding, diluted (in shares)	5,820,732	6,900,000	6,900,000		5,820,732	6,900,000	6,900,000	6,900,000
Basic net income (loss) per common shares (in dollar per share)		$ 0.11	$ 0.12	$ (0.50)	$ (0.50)	$ 0.81	$ 0.15	$ 0.27
Diluted net income (loss) per common shares (in dollar per share)		$ 0.11	$ 0.12		$ (0.50)	$ 0.81	$ 0.15	$ 0.27